Average Annual Total Returns - VIPRealEstatePortfolio-InitialServiceService2PRO - VIPRealEstatePortfolio-InitialServiceService2PRO - VIP Real Estate Portfolio	Apr. 30, 2025
VIP Real Estate Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.52%
Past 5 years	2.20%
Past 10 years	3.93%
VIP Real Estate Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.38%
Past 5 years	2.10%
Past 10 years	3.83%
VIP Real Estate Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	6.25%
Past 5 years	1.94%
Past 10 years	3.67%
IXWEJ
Average Annual Return:
Past 1 year	5.05%
Past 5 years	0.97%
Past 10 years	3.65%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%